Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Australia: 7.4%
1,000		ASX Ltd.	$59,308	0.5
26,496		Aurizon Holdings Ltd.	66,289	0.6
3,643		BHP Group Ltd. Australian	116,833	1.0
7,805		Brambles Ltd.	53,620	0.5
4,803		Coles Group Ltd.	55,180	0.5
272		CSL Ltd.	50,386	0.5
801		Fortescue Metals Group Ltd.	11,248	0.1
3,183		Goodman Group	52,557	0.5
4,368		GPT Group	15,478	0.1
24,630		Medibank Pvt Ltd.	53,971	0.5
2,692		Rio Tinto Ltd.	214,029	1.9
17,758		Telstra Corp., Ltd.	49,366	0.4
831		Wesfarmers Ltd.	31,007	0.3
			829,272	7.4

		Austria: 0.4%
719		OMV AG	44,006	0.4

		Belgium: 0.6%
194		Elia Group SA/NV	26,179	0.2
425		Groupe Bruxelles Lambert S.A.	45,604	0.4
			71,783	0.6

		China: 0.9%
25,000		BOC Hong Kong Holdings Ltd.	96,533	0.9

		Denmark: 2.7%
24		AP Moller - Maersk A/S - Class B	86,211	0.8
107		Coloplast A/S	15,560	0.1
3,469		Danske Bank A/S	67,338	0.6
188		DSV A/S	38,198	0.3
765		Novozymes A/S	52,515	0.5
1,733		Tryg A/S	41,065	0.4
			300,887	2.7

		Finland: 2.3%
665		Elisa OYJ	39,063	0.3
946		Kone Oyj	61,266	0.5
9,945		Nordea Bank Abp	118,124	1.1
1,115		Orion Oyj	45,339	0.4
			263,792	2.3

		France: 8.9%
670		Air Liquide SA	114,609	1.0
447	(1)	Amundi SA	34,748	0.3
1,987		AXA S.A.	62,930	0.6
719		BNP Paribas	51,329	0.5
699		Bureau Veritas SA	20,000	0.2
348		Cie de Saint-Gobain	23,548	0.2
601		Cie Generale des Etablissements Michelin SCA	100,561	0.9
2,982		Credit Agricole SA	44,862	0.4
1,071		Dassault Systemes SE	51,792	0.5
4,743		Engie SA	72,956	0.6
209		Ipsen SA	20,336	0.2
355	(1)	La Francaise des Jeux SAEM	14,698	0.1
540		Legrand S.A.	54,957	0.5
66		L'Oreal S.A.	28,191	0.2
8,059		Orange SA	94,672	0.8
1,667		Sanofi	174,304	1.5
58		Schneider Electric SE	9,825	0.1
207		SEB SA	31,416	0.3
			1,005,734	8.9

		Germany: 8.4%
857		Bayerische Motoren Werke AG	90,707	0.8
480	(1)	Covestro AG	28,796	0.3
1,328		Daimler AG	105,965	0.9
483	(2)	Daimler Truck Holding AG	17,028	0.2
375		Deutsche Boerse AG	66,657	0.6
2,191		Deutsche Post AG	131,855	1.2
5,777		Deutsche Telekom AG	109,063	1.0
902		E.ON AG	12,441	0.1
2,167		Evonik Industries AG	70,695	0.6
660		GEA Group AG	31,182	0.3
277		Hannover Rueck SE	55,882	0.5
286		HeidelbergCement AG	19,902	0.2
299		LEG Immobilien SE	39,665	0.3
174		Muenchener Rueckversicherungs-Gesellschaft AG	55,086	0.5
241	(1)	Scout24 SE	14,398	0.1
411		Symrise AG	49,114	0.4
16,801		Telefonica Deutschland Holding AG	48,232	0.4
			946,668	8.4

		Hong Kong: 3.7%
3,000		CK Infrastructure Holdings Ltd.	18,487	0.2
8,000		CLP Holdings Ltd.	80,060	0.7
11,000		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	10,947	0.1
16,000		HKT Trust & HKT Ltd. - Stapled Security	21,834	0.2
6,500		Hongkong Land Holdings Ltd. - HKHGF	35,203	0.3
700		Jardine Matheson Holdings Ltd.	41,344	0.4
9,700		Link REIT	83,280	0.7
8,500		Power Assets Holdings Ltd.	52,229	0.5
4,500		Sun Hung Kai Properties Ltd.	54,902	0.5
6,200		Swire Properties Ltd.	16,528	0.1
			414,814	3.7

		Ireland: 1.0%
898		CRH PLC	45,071	0.4
543		DCC PLC	45,657	0.4
426		Smurfit Kappa PLC	22,453	0.2
			113,181	1.0

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: 2.4%
7,233		Bank Hapoalim BM	$75,062	0.7
7,846		Bank Leumi Le-Israel BM	84,148	0.8
9,092		Israel Discount Bank Ltd.	60,970	0.5
1,167		Mizrahi Tefahot Bank Ltd.	45,113	0.4
			265,293	2.4

		Italy: 4.4%
4,508		Assicurazioni Generali S.p.A.	94,869	0.8
8,279		ENI S.p.A.	124,360	1.1
42		Ferrari NV	9,680	0.1
3,652		FinecoBank Banca Fineco SpA	61,398	0.6
5,406	(1)	Poste Italiane SpA	72,562	0.6
738		Recordati Industria Chimica e Farmaceutica SpA	41,343	0.4
2,579		Snam SpA	14,452	0.1
9,882		Terna - Rete Elettrica Nazionale	77,646	0.7
			496,310	4.4

		Japan: 23.3%
2,500		Ajinomoto Co., Inc.	69,754	0.6
2,100		Bridgestone Corp.	91,962	0.8
900		Brother Industries Ltd.	16,574	0.1
1,900		Capcom Co., Ltd.	45,867	0.4
1,500		Dai Nippon Printing Co., Ltd.	36,008	0.3
1,200		Daiwa House Industry Co., Ltd.	35,020	0.3
19,900		ENEOS Holdings, Inc.	79,254	0.7
400		Honda Motor Co., Ltd.	11,781	0.1
400		Hoya Corp.	51,867	0.5
2,500		Idemitsu Kosan Co., Ltd.	64,054	0.6
7,200		Japan Post Bank Co. Ltd.	70,832	0.6
4,800		Japan Tobacco, Inc.	95,831	0.8
400		KDDI Corp.	12,779	0.1
1,100		Lawson, Inc.	48,212	0.4
1,300		Mitsubishi Corp.	44,138	0.4
10,400		Mitsubishi HC Capital, Inc.	53,713	0.5
27,500		Mitsubishi UFJ Financial Group, Inc.	166,685	1.5
7,600		Mizuho Financial Group, Inc.	102,950	0.9
2,500		MS&AD Insurance Group Holdings, Inc.	85,749	0.8
100		Nintendo Co., Ltd.	49,004	0.4
4,000		Nippon Telegraph & Telephone Corp.	114,471	1.0
600		Nippon Yusen KK	47,036	0.4
400		Nitto Denko Corp.	31,144	0.3
900		Nomura Real Estate Holdings, Inc.	21,075	0.2
2,600		Osaka Gas Co., Ltd.	44,217	0.4
1,300		Otsuka Holdings Co. Ltd.	44,353	0.4
1,100		Pola Orbis Holdings, Inc.	16,395	0.1
100		Rohm Co., Ltd.	8,424	0.1
1,600		Santen Pharmaceutical Co., Ltd.	18,167	0.2
900		Secom Co., Ltd.	63,373	0.6
3,300		Sekisui House Ltd.	66,858	0.6
2,600		SG Holdings Co. Ltd.	55,194	0.5
3,400		SoftBank Corp.	42,622	0.4
500		Sohgo Security Services Co., Ltd.	18,134	0.2
1,900		Sompo Holdings, Inc.	88,908	0.8
2,500		Subaru Corp.	45,503	0.4
4,100		Sumitomo Chemical Co., Ltd.	20,676	0.2
4,800		Sumitomo Corp.	74,186	0.6
3,500		Sumitomo Mitsui Financial Group, Inc.	126,073	1.1
2,300		Sumitomo Mitsui Trust Holdings, Inc.	79,537	0.7
1,900		Takeda Pharmaceutical Co., Ltd.	55,068	0.5
1,500		Tokio Marine Holdings, Inc.	89,510	0.8
2,200		Tokyo Gas Co., Ltd.	44,422	0.4
600		Toyo Suisan Kaisha Ltd.	24,584	0.2
1,300	(2)	Trend Micro, Inc.	68,968	0.6
400		Tsuruha Holdings, Inc.	32,218	0.3
2,500		Yamato Holdings Co., Ltd.	53,236	0.5
			2,626,386	23.3

		Netherlands: 3.0%
27		ASM International NV	9,277	0.1
3,133		Koninklijke Ahold Delhaize NV	101,586	0.9
806		Koninklijke Philips NV	26,810	0.2
1,503		NN Group NV	84,110	0.7
1,032		Randstad NV	67,135	0.6
530		Wolters Kluwer NV	53,942	0.5
			342,860	3.0

		New Zealand: 0.3%
551		Fisher & Paykel Healthcare Corp. Ltd.	10,138	0.1
9,379		Spark New Zealand Ltd.	26,806	0.2
			36,944	0.3

		Norway: 0.2%
503		Yara International ASA	25,828	0.2

		Portugal: 0.5%
5,518		Galp Energia SGPS SA	60,843	0.5

		Singapore: 0.5%
3,500		Oversea-Chinese Banking Corp., Ltd.	32,579	0.3
1,600		Singapore Exchange Ltd.	11,075	0.1
600		United Overseas Bank Ltd.	13,409	0.1
			57,063	0.5

		Spain: 1.3%
1,949		Enagas	42,141	0.4
490		Endesa S.A.	10,970	0.1
21	(2)	Iberdrola S.A.	241	0.0
1,289		Iberdrola S.A. - IBEE	14,779	0.1
2,509		Red Electrica Corp. SA	50,577	0.4
2,270		Repsol SA	28,846	0.3
			147,554	1.3

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden: 1.0%
1,493	Lundin Energy AB	$60,717	0.5
3,751	Swedish Match AB	29,023	0.3
1,666	Tele2 AB	24,240	0.2
		113,980	1.0

	Switzerland: 6.6%
1,171	ABB Ltd.	40,601	0.4
72	Geberit AG - Reg	48,919	0.4
1,450	Holcim Ltd.	78,592	0.7
248	Nestle SA	32,026	0.3
1,536	Novartis AG	133,462	1.2
146	Roche Holding AG	56,502	0.5
149	Sika AG	52,131	0.5
74	Sonova Holding AG - Reg	26,362	0.2
140	Swisscom AG	80,021	0.7
1,858	UBS Group AG	34,465	0.3
341	Zurich Insurance Group AG	163,103	1.4
		746,184	6.6

	United Kingdom: 17.3%
3,837	3i Group PLC	71,459	0.6
14,482	Abrdn PLC	47,362	0.4
1,702	Admiral Group Plc	72,370	0.7
3,143	(1) Auto Trader Group PLC	28,481	0.3
12,663	BAE Systems PLC	99,098	0.9
14,866	Barclays PLC	39,883	0.4
28,510	BP PLC	147,794	1.3
4,479	British American Tobacco PLC	191,231	1.7
7,785	Evraz PLC	52,888	0.5
196	Ferguson PLC	30,829	0.3
9,769	GlaxoSmithKline PLC	218,005	1.9
619	Hargreaves Lansdown PLC	11,238	0.1
1,514	Hikma Pharmaceuticals PLC	42,533	0.4
4,208	Imperial Brands PLC	99,771	0.9
18,903	J Sainsbury Plc	74,280	0.7
9,521	National Grid PLC	139,320	1.2
13,412	Natwest Group PLC	44,082	0.4
2,058	Persimmon PLC	67,049	0.6
1,608	Relx PLC (GBP Exchange)	49,463	0.4
6,229	Sage Group PLC/The	60,870	0.5
793	Schroders PLC	36,360	0.3
4,039	Segro PLC	71,207	0.6
287	Severn Trent PLC	11,143	0.1
3,321	Standard Chartered PLC	24,186	0.2
106	Unilever PLC - ULVRL	5,436	0.1
915	Unilever PLC	46,735	0.4
4,981	United Utilities Group PLC	71,855	0.6
52,158	Vodafone Group PLC	91,582	0.8
		1,946,510	17.3

	Total Common Stock
	(Cost $10,039,758)	10,952,425	97.1

EXCHANGE-TRADED FUNDS: 0.6%
1,268	iShares MSCI EAFE Value Index ETF	65,226	0.6

	Total Exchange-Traded Funds
	(Cost $64,644)	65,226	0.6

PREFERRED STOCK: 0.9%
	Germany: 0.9%
294	Fuchs Petrolub SE	12,705	0.1
1,114	Henkel AG & Co. KGaA	91,112	0.8

	Total Preferred Stock
	(Cost $118,680)	103,817	0.9

	Total Long-Term Investments
	(Cost $10,223,082)	11,121,468	98.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
22,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $22,000)	22,000	0.2

	Total Short-Term Investments
	(Cost $22,000)	22,000	0.2

	Total Investments in Securities (Cost $10,245,082)	$11,143,468	98.8
	Assets in Excess of Other Liabilities	131,926	1.2
	Net Assets	$11,275,394	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of January 31, 2022.

Sector Diversification	Percentage of Net Assets
Financials	25.7%
Industrials	13.0
Consumer Staples	9.2
Health Care	9.1
Materials	9.0
Communication Services	7.9
Utilities	7.1
Consumer Discretionary	5.9
Energy	5.4
Real Estate	3.8
Information Technology	1.9
Exchange-Traded Funds	0.6
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$829,272	$–	$829,272
Austria	–	44,006	–	44,006
Belgium	–	71,783	–	71,783
China	–	96,533	–	96,533
Denmark	–	300,887	–	300,887
Finland	–	263,792	–	263,792
France	–	1,005,734	–	1,005,734
Germany	17,028	929,640	–	946,668
Hong Kong	10,947	403,867	–	414,814
Ireland	–	113,181	–	113,181
Israel	–	265,293	–	265,293
Italy	–	496,310	–	496,310
Japan	–	2,626,386	–	2,626,386
Netherlands	–	342,860	–	342,860
New Zealand	–	36,944	–	36,944
Norway	–	25,828	–	25,828
Portugal	–	60,843	–	60,843
Singapore	–	57,063	–	57,063
Spain	–	147,554	–	147,554
Sweden	–	113,980	–	113,980
Switzerland	–	746,184	–	746,184
United Kingdom	–	1,946,510	–	1,946,510
Total Common Stock	27,975	10,924,450	–	10,952,425
Exchange-Traded Funds	65,226	–	–	65,226
Preferred Stock	–	103,817	–	103,817
Short-Term Investments	22,000	–	–	22,000
Total Investments, at fair value	$115,201	$11,028,267	$–	$11,143,468

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $10,318,289.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,158,322
Gross Unrealized Depreciation	(331,446)
Net Unrealized Appreciation	$826,876